Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net operating losses of federal and state	$ 11,900,000
Operating loss carryforward expiration term	Will expire from 2030 to 2038
Ownership percentage	50.00%
Corporate income tax rate	21.00%	21.00%
Income tax reconciliation description	On December 22, 2017, the Tax Cuts and Jobs Act (the "2017 Tax Act") was enacted. The 2017 Tax Act includes a number of changes to existing U.S. tax laws that impact the company, most notably a reduction of the U.S. corporate income tax rate from 35 percent to 21 percent for tax years beginning after December 31, 2017.
Decrease in deferred tax assets		$ 1,529,547
Decrease in valuation allowance	$ 809,220	$ 2,389,598
Amended Filing [Member]
Net operating losses of federal and state	$ 7,600,000